Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 17 – Income Taxes

For the three and six months ended June 30, 2025, and 2024, the Company recorded no income tax expense or benefit due to pre-tax book losses. The Company’s effective tax rate for the three and six-month periods ended June 30, 2025 and 2024 was 0%. This rate differs from the statutory federal rate primarily due to the Company’s pre-tax losses, which generate deferred tax assets (DTAs) related to net operating loss (NOL) carryforwards. Based on the weight of available evidence, including the Company’s cumulative history of operating losses, management has determined that it is more likely than not that the deferred tax assets will not be realized. Accordingly, the Company has recorded a full valuation allowance against these assets.

The Company continues to maintain a full valuation allowance on its U.S. deferred tax assets as of June 30, 2025, and believes a full valuation allowance will be required for the entire fiscal year. Therefore, the estimated annual effective tax rate for 2025 is 0%. The Company’s deferred tax assets, net of the valuation allowance, were $0 as of June 30, 2025.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law in the U.S., which contains a broad range of tax reform provisions affecting businesses. The Company is evaluating the full effects of the legislation on the Company, including the Company’s cash tax position, but the Company expects that the legislation will not have a material impact on the Company’s financial statements. As the legislation was signed into law after the second quarter, the financial impacts are not included within the Consolidated Statement of Income (Loss).

In connection with the Business Combination, the Company assumed an excise tax liability of $3,905,240 and a franchise tax liability of $8,428, both incurred prior to the Closing and recorded as assumed obligations from the reverse recapitalization transaction. The Company also had a $1,977 sales tax receivable as of June 30, 2025, and reported a total accrued tax liability of $3,911,691 as of that date.

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company is not subject to taxation in foreign countries. The Company’s effective tax rate is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related items. Each quarter, an estimate of the annual effective tax rate is updated should the Company revise its forecast of earnings based upon its operating results. If there is a change in the estimated effective annual tax rate, a cumulative adjustment is made. The Company’s effective tax rate was 0% for each of the three and six months ended June 30, 2025 and 2024.

The difference between the effective tax rate of 0% and the U.S. federal statutory rate of 21% for each of the three and nine months ended June 30, 2025 and 2024 was primarily due to changes in deferred tax balances, fully offset by valuation allowances.

Note 8 - Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
Current tax expense:
Federal	$-	$-
State	581	-
Foreign	-	-
Current provision for income taxes	$581	$-
Deferred taxes:
Federal	$4,045,818	$397,951
State	105,464	27,676
Foreign	10,338	-
Change in valuation allowance	(4,161,621)	(425,627)
Deferred provision for income taxes	$-	$-
Net income tax expense	$581	$-

The tax effects of temporary differences that give rise to significant portions of the deferred taxes consist of the following at December 31:

	2024	2023
Deferred tax asset (liability):
Accrual to cash adjustment	$729,287	$-
Charitable contributions	1,618	109
Change in fair value of SAFE agreements	3,106,508	-
R&D expenditures	359,433	255,835
R&D tax credit carryovers	239,142	43,669
Right-of-use asset	(65,999)	-
Lease liability	56,893	-
Stock options	55,481	-
Federal net operating loss carryforwards	304,628	343,123
Foreign net operating loss carryforwards	10,338	-
State net operating loss carryforwards	7,028	-
Valuation allowance	(4,804,357)	(642,736)
Net deferred taxes	$-	$-

At December 31, 2024 and 2023, the Company had available net research and development tax credit carryforwards amounting to approximately $239,000 and $44,000, respectively, for state tax purposes that do not expire.

At December 31, 2024 and 2023, the Company has generated net operating loss (“NOL”) carryforwards for federal tax purposes of approximately $1,451,000 and $1,394,000, respectively, which can be carried forward to offset future taxable income. These federal NOL carryforwards do not expire. At December 31, 2024 and 2023, the Company has generated NOL carryforwards for foreign tax purposes of approximately $258,000 and zero, respectively, which can be carried forward to offset future taxable income. These foreign NOL carryforwards expire in 2034. At December 31, 2024 and 2023, the Company has generated NOL carryforwards for state tax purposes of approximately $1,022,000 and $1,019,000, respectively, which can be carried forward to offset future taxable income. Approximately $754,000 of the state NOL carryforwards do not expire and the remaining approximately $268,000 expire through 2044.

Prior to the valuation allowance, the Company had a net deferred tax asset of $4,804,357 and $642,736 at December 31, 2024 and 2023, respectively; however, the ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income. The Company has placed a full valuation allowance against the net deferred income tax asset.

The Company recognizes interest and penalties related to income tax matters in interest expense and general and administrative, respectively. At December 31, 2024 and 2023, the Company has no accrued interest and penalties.

The Company is subject to taxation in the U.S. federal jurisdiction, various state jurisdictions and in Puerto Rico. The Company is currently not under examination by any tax authority.